Leases (Tables) - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2021
Leases (Tables) [Line Items]
Schedule of comprise lease expenses
Components of total lease cost:	December 30, 2021	December 30, 2020
Operating lease expense	$1,993,984	$1,828,356
Short-term lease expense	1,012,260	175,006
Total lease cost	$3,006,244	$2,003,362
Components of total lease payment:	December 31, 2021	December 31, 2020
Finance lease payment	$2,741,784	$2,122,550
Short-term lease payment	—	—
Total lease payments	$2,741,784	$2,122,550

Schedule of supplemental balance sheet information
	December 30, 2021	December 30, 2020
Assets
Lease right-of-use assets	$4,195,682	$4,997,407
Total lease assets	$4,195,682	$4,997,407

Liabilities
Current liabilities:
Lease liability – current portion	$1,461,335	$1,620,470
Noncurrent liabilities:
Lease liability, net of current portion	2,980,946	3,638,254
Total lease liability	$4,442,281	$5,258,724
	December 31, 2021	December 31, 2020
Assets
Lease right-of-use assets	$9,307,113	$7,001,644
Total lease assets	$9,307,113	$7,001,644

Liabilities
Current liabilities:
Lease liability – current portion	$3,271,990	$1,876,765
Noncurrent liabilities:
Lease liability, net of current portion	6,867,420	5,496,899
Total lease liability	$10,139,410	$7,373,664

Schedule of weighted average remaining lease term and the weighted average discount rate
Weighted average remaining lease term (in years) – operating leases	4.14
Weighted average discount rate – operating leases	6.00%
Weighted average remaining lease term (in years) – finance leases	3.74
Weighted average discount rate – finance leases	6.02%

Schedule of maturities of operating lease liabilities
Operating Leases
2022	$1,676,108
2023	1,223,423
2024	816,775
2025	828,396
2026	424,851
2027 and thereafter	—
Total future minimum lease payments	4,969,553
Less effects of discounting	(527,272)
Present value of future minimum lease payments	$4,442,281
Finance Leases
2022	$3,793,669
2023	3,031,143
2024	1,725,470
2025	1,733,910
2026	1,073,180
2027 and thereafter	—
Total future minimum lease payments	11,357,372
Less effects of discounting	(1,217,962)
Present value of future minimum lease payments	$10,139,410